Investments - Schedule of Net Realized Gain (Loss) on Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Investments [Abstract]
Realized loss on sale of fixed maturity securities available-for-sale	$ (18)	$ (477)	$ (619)
Realized gain (loss) on sale of equity securities	607	7,200	(68)
Net realized gain (loss) on investments	$ 589	$ 6,723	$ (687)